Risk Management - Summary of Sensitivity Analysis of the Derivative Financial Instruments (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	$ (5,545.0)
Probable Scenario [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(0.3)
Probable Scenario [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	57.0
Probable Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(0.3)
Reasonably Possible Scenario [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(235.0)
Reasonably Possible Scenario [member] | Futures contracts [Member] | Equity price risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(240.0)
Reasonably Possible Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	5.0
Remote Scenario [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(468.0)
Remote Scenario [member] | Futures contracts [Member] | Equity price risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(479.0)
Remote Scenario [member] | Forward contracts [Member] | Currency risk [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	$ 11.0